UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23146

Natixis ETF Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Advisors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

December 31, 2016

Natixis Seeyond International Minimum Volatility ETF

TABLE OF CONTENTS

Portfolio Review  page   1

Portfolio of Investments page 9

Financial  Statements  page 14

Notes to Financial Statements page 18

NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

Managers	NYSE Arca: MVIN
Frédéric Babu
Alexander J. Nary
Nicolas Just, CFA®
Juan-Sebastian Caicedo, CFA®
Natixis Asset Management U.S., LLC (“Natixis AM U.S.”)

Investment Goal

The Fund seeks long-term capital appreciation with less volatility than typically experienced by international equity markets.

Market Conditions

The Natixis Seeyond International Minimum Volatility ETF launched on October 25, 2016. Donald Trump won the U.S. presidential election in a surprise victory two weeks later. This acted as a catalyst that amplified the cyclical rally already in place across developed market risk assets and drove a strong appreciation of the U.S. dollar versus most currencies. Fixed-income markets around the world experienced a dramatic sell-off. This typical risk-on pattern also lifted oil-related plays, thanks to the Organization of the Petroleum Exporting Countries (OPEC) agreement to reduce output in order to support prices. In summary, certain asset classes (commodities, developed equities, corporate debt) exceeded return expectations in 2016, despite subpar growth, low inflation environment, and increasing structural uncertainties related to globalization, demographics, debt levels, and monetary policy.

Performance Results

For the period from inception on October 25, 2016 to December 31, 2016, the Fund returned -3.31% based on net asset value. The Fund underperformed its benchmark, the MSCI EAFE Index (Net), which returned 1.07%.

Performance Explanation

Most international equity markets posted strong returns in local currencies but underperformed the U.S. market in USD terms due to unfavorable exchange rates. Our more diversified and defensive stance, demonstrated by the Fund’s overweight positions in telecommunications and underweight in financials, similarly weighed on performance.

Outlook

Using history as a guide, we know that late cycle markets commonly present a challenging environment for investors. We believe volatility tends to be elevated, that sentiment rather than fundamentals tends to drive asset prices, and that the frequency of capital drawdowns tends to increase. We believe that markets will still be prone to erratic behavior in the coming months (for example, until the Trump policies are clearer, or when Brexit is triggered in March) and that structural imbalances remain. It is our view that a prolonged

1  |

era of low growth in most major economies and low inflation points towards more muted returns for financial assets. The lingering debt burden, combined with unfavorable demographics across most of the developed world, also has the potential to smother growth. However, while painting a bleaker picture over the longer term, corners of shorter-term optimism remain: the U.S. growth outlook has improved, inflation has picked up and corporate earnings have surprised on the upside. Investors today are torn between short-term optimism and longer-term realism: can the global economy withstand higher rates? Will continued strength of the dollar negate the positive signals coming out of the United States? Our view is that there is more potential for disappointment than reward for taking on broad-based market beta. Investors will likely turn towards sources of return that are less correlated to the broad market as diversification becomes a scarcer resource and traditional financial asset returns become more muted. We believe that pursuing strategies that offer greater diversification and maintaining a thoughtful approach to risk-adjusted returns will help investors to stay the course in 2017, as markets will continue to digest a busy electoral agenda, the rotation from monetary to fiscal policy in the U.S., the continued pushback against globalization, and further geopolitical pressures.

Top ten holdings (as of 12/31/2016)

	Security name	% of net assets
1.	Kuehne & Nagel International AG	2.67%
2.	Partners Group Holding AG	2.66
3.	Yamada Denki Co. Ltd.	2.44
4.	Nikon Corp.	2.10
5.	Swiss Prime Site AG	1.86
6.	Coloplast AS	1.84
7.	Singapore Airlines Ltd.	1.81
8.	FANUC Corp.	1.76
9.	Bank Leumi Le-Israel BM	1.76
10.	Thales S.A.	1.72

The portfolio is actively managed and holdings are subject to change. There is no guarantee the Fund continues to invest in the securities referenced.

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NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

Total Returns — December 31, 20163

	Life of Fund	Expense Ratio[4]
	(Inception 10/25/16)	Gross	Net

NAV[1]	-3.31%	2.89%	0.55%
Market[1]	-3.26

Comparative Performance
MSCI EAFE Index (Net)[2]	1.07

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

1	The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade on the secondary market until October 27, 2016, NAV is used as a proxy for the market price prior to that date. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

2	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 4/30/2018. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling 800-458-7452; through the Fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the period from October 25, 2016 through June 30, 2017 will be available from the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Fund will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a shareholder, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees and brokerage charges, and (2) ongoing costs, including management fees and other fund expenses. These ongoing costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other funds.

The first line in the table shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 25, 2016 through December 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF	BEGINNING ACCOUNT VALUE 7/1/2016[1]	ENDING ACCOUNT VALUE 12/31/2016	EXPENSES PAID DURING PERIOD 7/1/2016[1] – 12/31/2016
Actual	$1,000.00	$966.90	$0.99	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$2.80	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 366 (to reflect the half-year period).

[1]

Fund commenced operations on October 25, 2016. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (67), divided by 366 (to reflect the partial period).

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BOARD APPROVAL OF THE INITIAL ADVISORY AND SUB-ADVISORY AGREEMENTS

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, initially approve any new investment advisory and sub-advisory agreements for a registered investment company, including a newly formed fund such as the Natixis Seeyond International Minimum Volatility ETF (the “Fund”). The Trustees, including the Independent Trustees, unanimously approved, for an initial two-year term, the proposed investment advisory and sub-advisory agreements (together, the “Agreements”) for the Fund at an in-person meeting held on September 16, 2016.

In connection with this review, the Trustees met with Fund management and other representatives of the Fund’s adviser, NGAM Advisors, L.P. (“NGAM Advisors”) and the Fund’s sub-adviser, Natixis Asset Management U.S., LLC (“Natixis AM US”) (collectively, the “Advisers”) on March 10, 2016, June 16, 2016 and September 15, 2016 to discuss the Fund’s structure and operations as an exchange-traded fund (“ETF”), and the services to be provided by the Advisers and other service providers to the Fund. Over the course of several months, the Trustees received and evaluated materials provided by Fund management including, among other items, information regarding (i) the Fund’s investment objective and strategies, (ii) the proposed advisory fees and other expenses to be charged to the Fund, including information comparing the Fund’s proposed advisory fees and net expense ratio to those of peer groups of actively managed ETFs and mutual funds that are managed using similar investment strategies, (iii) the size, education and experience of the Advisers’ investment staff and the investment strategies proposed to be used in managing the Fund, (iv) proposed arrangements for the distribution and trading of the Fund’s shares, (v) the procedures proposed to be employed to determine the value of the Fund’s assets, (vi) the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about the Advisers’ performance, and (viii) the general economic outlook with particular emphasis on the asset management industry.

The Trustees noted that the Fund is the first ETF to be offered in the Natixis family of funds, and the Trustees requested and received additional information regarding the Fund’s operations, service provider arrangements and proposed arrangements for the distribution and trading of the Fund’s shares, including information comparing the distribution, trading and operations of an ETF to those of a mutual fund. The Trustee’s also reviewed educational materials provided by Fund management describing these arrangements and the structure and operations of ETFs generally. The Trustees considered information about the differences between ETFs and mutual funds and how the services provided to the Fund by the Advisers and their affiliates would differ from the services provided to mutual funds generally. The Trustees considered the fact that they oversee other funds advised by the Advisers as well as information about the Advisers they had received in connection with their oversight of those other funds. Because the Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to Fund performance, was not available, and therefore could not be distributed to

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the Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Advisers.

In considering whether to initially approve the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving weight to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below:

The nature, extent and quality of the services to be provided to the Fund under the Agreements. The Trustees considered the nature, extent and quality of the services to be provided by the Advisers and their affiliates to the Fund, which include advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. The Trustees also considered the resources to be dedicated to the Fund by the Advisers and their affiliates. The Trustees noted that although the Fund is new and would be the first ETF managed by the Advisers, the Advisers had extensive experience managing other types of funds and had made significant investments in the resources appropriate for the management of an ETF. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Global Asset Management, L.P. (“Natixis US”), whose affiliates provide investment advisory services to other funds in the Natixis family of mutual funds. In this regard, the Trustees considered not only the advisory and sub-advisory services proposed to be provided by the Advisers to the Fund, but also the monitoring and administrative services proposed to be provided by NGAM Advisors and its affiliates to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the scope of the services to be provided to the Fund under the Agreements seemed consistent with the Fund’s operational requirements, and that the Advisers had the capabilities, resources and personnel necessary to provide the advisory and sub-advisory services that would be required by the Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Agreements supported approval of the Agreements.

Investment performance of the Fund and the Advisers. Because the Fund had not yet commenced operations, performance information for the Fund was not considered; however, the Board considered the performance of other funds and accounts managed by the Advisers.

The Trustees also considered the Advisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that these relevant factors supported approval of the Agreements.

The costs of the services to be provided by the Advisers and their affiliates and the profits to be realized by the Advisers and their affiliates from their relationships with the Fund. Although the Fund had not yet commenced operations at the time of the Trustees’ review of the Agreements, the

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Trustees reviewed information comparing the proposed advisory and sub-advisory fees and estimated total expenses of the Fund with the fees and expenses of comparable actively managed ETFs and mutual funds identified by the Advisers that are managed using similar investment strategies, including information about how those funds were selected, as well as information about differences in such fees. The Trustees also considered that the Adviser’s affiliate, Seeyond, does manage other funds pursuing the same investment strategy as the Fund’s proposed strategy. In evaluating the Fund’s proposed advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund, including the additional responsibilities of the Advisers in overseeing an ETF. The Trustees also noted that the Fund would have an expense cap in place, and that the proposed advisory fees and net expense ratio of the Fund compared favorably to the advisory fees and net expense ratios of comparable funds in the relevant peer groups.

Because the Fund had not yet commenced operations, historical profitability information with respect to the Fund was not considered. However, the Trustees noted the information provided in court cases in which adviser profitability was an issue, the estimated expense level of the Fund, and that the Fund would be subject to an expense cap.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory and sub-advisory fees and expenses proposed to be charged to the Fund were fair and reasonable, and supported the approval of the Agreements.

Economies of scale. The Trustees considered the extent to which the Advisers may realize economies of scale or other efficiencies in managing the Fund, and whether those economies could be shared with the Fund through breakpoints in the advisory and sub-advisory fees or other means, such as expense waivers or caps. The Trustees noted that the Fund will be subject to an expense cap. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the extent to which economies of scale might be shared with the Fund supported the approval of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The compliance-related resources the Advisers and their affiliates would provide to the Fund.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Fund, the benefits to Natixis US, NGAM Advisors, and Natixis AM US of being able to offer an ETF in the Natixis family of funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the Natixis organization from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreements should be approved.

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Portfolio of Investments – as of December 31, 2016

Natixis Seeyond International Minimum Volatility ETF

Shares	Description	Value (†)
Common Stocks — 99.7% of Net Assets
	Australia — 0.9%
777	Cochlear Ltd.	$68,717
7,854	Transurban Group	58,492

		127,209

	Belgium — 2.2%
2,597	Colruyt S.A.	128,499
2,653	UCB S.A.	170,102

		298,601

	Canada — 8.1%
2,051	BCE, Inc.	88,645
3,836	CAE, Inc.	53,655
238	Constellation Software, Inc.	108,151
238	Fairfax Financial Holdings Ltd.	114,954
1,008	Intact Financial Corp.	72,148
1,071	Loblaw Cos. Ltd.	56,507
4,746	Metro, Inc.	141,958
1,666	Open Text Corp.	102,890
4,809	Rogers Communications, Inc., Series B	185,497
3,451	TELUS Corp.	109,880
1,183	Thomson Reuters Corp.	51,773

		1,086,058

	Denmark — 3.6%
1,246	Chr. Hansen Holding AS	69,000
3,675	Coloplast AS, Series B	247,845
9,387	William Demant Holding AS(b)	163,217

		480,062

	Finland — 1.7%
5,082	Orion OYJ, Class B	226,233

	France — 4.5%
84	Dassault Aviation S.A.	93,869
742	Dassault Systemes SE	56,541
497	Iliad S.A.	95,557
917	Societe BIC S.A.	124,666
2,394	Thales S.A.	232,172

		602,805

	Germany — 3.4%
791	Beiersdorf AG	67,111
1,330	Fresenius Medical Care AG & Co. KGaA	112,632
5,306	K&S AG	126,732
1,463	Merck KGaA	152,694

		459,169

	Hong Kong — 5.8%
14,000	Cheung Kong Infrastructure Holdings Ltd.	111,393
7,000	CLP Holdings Ltd.	64,318

See accompanying notes to financial statements.

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Portfolio of Investments – as of December 31, 2016

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	Hong Kong — continued
161,000	HKT Trust & HKT Ltd.	$197,240
28,000	Hong Kong & China Gas Co. Ltd.	49,612
7,000	MTR Corp. Ltd.	34,032
273,000	PCCW Ltd.	147,863
14,000	Techtronic Industries Co. Ltd.	50,190
35,000	Yue Yuen Industrial Holdings Ltd.	127,055

		781,703

	Ireland — 0.6%
1,141	Kerry Group PLC, Series A	81,553

	Israel — 6.0%
1,456	Azrieli Group Ltd.	63,160
33,992	Bank Hapoalim BM	202,167
57,477	Bank Leumi Le-Israel BM(b)	236,649
104,090	Bezeq The Israeli Telecommunication Corp. Ltd.	197,801
24,871	Israel Chemicals Ltd.	102,014

		801,791

	Italy — 0.4%
1,029	Luxottica Group SpA	55,350

	Japan — 26.4%
2,800	ABC-Mart, Inc.	158,597
42,000	Aozora Bank Ltd.	148,415
6,300	Canon, Inc.	177,613
3,500	Chugoku Electric Power Co., Inc. (The)	41,057
56	Daiwa House REIT Investment Corp.	141,635
1,400	FANUC Corp.	237,356
2,100	Japan Airlines Co. Ltd.	61,360
49	Japan Prime Realty Investment Corp.	193,065
21	Japan Real Estate Investment Corp.	114,456
42	Japan Retail Fund Investment Corp.	85,024
7,000	Keikyu Corp.	81,155
2,100	Lawson, Inc.	147,516
4,900	Mitsubishi Tanabe Pharma Corp.	96,134
18,200	Nikon Corp.	282,947
7	Nippon Building Fund, Inc.	38,751
42	Nippon Prologis REIT, Inc.	85,851
700	NTT Data Corp.	33,839
22,400	Obayashi Corp.	214,082
1,400	Oriental Land Co. Ltd.	79,131
14,000	Osaka Gas Co. Ltd.	53,856
2,100	Otsuka Corp.	98,105
1,400	Secom Co. Ltd.	102,393
1,400	Shimamura Co. Ltd.	174,768
5,600	Showa Shell Sekiyu KK	52,083
14,000	TonenGeneral Sekiyu KK	147,576
7,000	Toppan Printing Co. Ltd.	66,841
14,000	Toray Industries, Inc.	113,341

See accompanying notes to financial statements.

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Portfolio of Investments – as of December 31, 2016

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	Japan — continued
60,900	Yamada Denki Co. Ltd.	$328,274

		3,555,221

	Netherlands — 1.2%
2,037	AerCap Holdings NV(b)	84,759
3,472	Koninklijke Ahold Delhaize NV	73,206

		157,965

	New Zealand — 2.3%
33,537	Contact Energy Ltd.	108,569
12,313	Ryman Healthcare Ltd.	69,372
58,674	Spark New Zealand Ltd.	138,995

		316,936

	Singapore — 8.5%
75,600	Ascendas Real Estate Investment Trust	118,504
151,900	CapitaLand Mall Trust	197,722
91,000	ComfortDelGro Corp. Ltd.	155,212
213,057	Hutchison Port Holdings Trust	92,680
55,300	SATS Ltd.	185,205
36,400	Singapore Airlines Ltd.	243,061
80,500	StarHub Ltd.	156,203

		1,148,587

	Spain — 0.4%
2,086	Enagas S.A.	52,974

	Sweden — 1.8%
10,199	Getinge AB, B Shares	163,554
2,520	Swedish Match AB	80,159

		243,713

	Switzerland — 17.1%
35	Chocoladefabriken Lindt & Spruengli AG	181,307
427	EMS-Chemie Holding AG, (Registered)	217,001
105	Givaudan S.A., (Registered)	192,409
2,723	Kuehne & Nagel International AG, (Registered)	359,929
791	Lonza Group AG, (Registered)	136,947
1,855	Nestle S.A., (Registered)	133,073
763	Partners Group Holding AG	357,598
266	Roche Holding AG	60,760
28	Sika AG, Series BR	134,514
693	Sonova Holding AG, (Registered)	83,979
3,052	Swiss Prime Site AG, (Registered)	249,813
434	Swisscom AG, (Registered)	194,390

		2,301,720

	United Kingdom — 4.8%
3,367	Carnival PLC	171,166
2,765	GlaxoSmithKline PLC	53,227
1,253	Imperial Brands PLC	54,703

See accompanying notes to financial statements.

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Portfolio of Investments – as of December 31, 2016

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	United Kingdom — continued
959	Reckitt Benckiser Group PLC	$81,384
13,755	Royal Mail PLC	78,334
11,767	Tate & Lyle PLC	102,599
42,469	Vodafone Group PLC	104,599

		646,012

	Total Common Stocks (Identified Cost $13,820,527)	13,423,662

	Total Investments — 99.7% (Identified Cost $13,820,527)(a)	13,423,662
	Other assets less liabilities — 0.3%	40,178

	Net Assets — 100.0%	$13,463,840

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information:
	At December 31, 2016, the net unrealized depreciation on investments based on a cost of $13,825,984 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$199,189
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(601,511)

	Net unrealized depreciation	$(402,322)

(b)	Non-income producing security.

See accompanying notes to financial statements.

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Portfolio of Investments – as of December 31, 2016

Natixis Seeyond International Minimum Volatility ETF – (continued)

Industry Summary at December 31, 2016

Diversified Telecommunication Services	8.7%
Chemicals	7.0
Pharmaceuticals	5.7
Health Care Equipment & Supplies	5.4
Specialty Retail	4.9
Banks	4.3
Food & Staples Retailing	4.1
Food Products	3.6
Wireless Telecommunication Services	3.3
Capital Markets	3.1
Aerospace & Defense	2.8
Marine	2.7
Real Estate Investment Trusts — Office Property	2.5
Transportation Infrastructure	2.5
Household Durables	2.5
Electric Utilities	2.4
Real Estate Management & Development	2.4
Airlines	2.3
Commercial Services & Supplies	2.3
Real Estate Investment Trusts — Shopping Centers	2.1
Software	2.0
Other Investments, less than 2% each	23.1

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

Currency Exposure Summary at December 31, 2016

Japanese Yen	26.4%
Swiss Franc	17.1
Euro	13.8
Canadian Dollar	8.1
Singapore Dollar	7.8
Israeli Shekel	6.0
Hong Kong Dollar	5.8
British Pound	4.8
Danish Krone	3.6
New Zealand Dollar	2.3
Other, less than 2% each	4.0

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

13  |

Statement of Assets and Liabilities

December 31, 2016

ASSETS
Investments at cost	$13,820,527
Net unrealized depreciation	(396,865)

Investments at value	13,423,662
Cash	21,532
Foreign currency at value (identified cost $9,319)	9,287
Receivable from investment adviser (Note 5)	16,730
Dividends receivable	24,869
Tax reclaims receivable	1,706

TOTAL ASSETS	13,497,786

LIABILITIES
Deferred Trustees’ fees (Note 5)	1,697
Administrative fees payable (Note 5)	510
Other accounts payable and accrued expenses	31,739

TOTAL LIABILITIES	33,946

NET ASSETS	$13,463,840

NET ASSETS CONSIST OF:
Paid-in capital	$13,965,262
Distributions in excess of net investment income	(3,314)
Accumulated net realized loss on investments and foreign currency transactions	(101,071)
Net unrealized depreciation on investments and foreign currency translations	(397,037)

NET ASSETS	$13,463,840

COMPUTATION OF NET ASSET VALUE
Net assets	$13,463,840

Shares of beneficial interest	350,000

Net asset value	$38.47

See accompanying notes to financial statements.

|  14

Statement of Operations

For the Period Ended December 31, 2016(a)

INVESTMENT INCOME
Dividends	$56,846
Less net foreign taxes withheld	(6,256)

50,590

Expenses
Management fees (Note 5)	12,374
Administrative fees (Note 5)	1,107
Trustees’ fees and expenses (Note 5)	3,653
Audit and tax services fees	32,283
Custodian fees and expenses	7,235
Legal fees	1,799
Registration fees	1,617
Shareholder reporting expenses	1,867
Miscellaneous expenses	2,645

Total expenses	64,580
Less waiver and/or expense reimbursement (Note 5)	(50,969)

Net expenses	13,611

Net investment income	36,979

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(101,071)
Foreign currency transactions	(1,617)
Net change in unrealized appreciation (depreciation) on:
Investments	(396,865)
Foreign currency translations	(172)

Net realized and unrealized loss on investments and foreign currency transactions	(499,725)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(462,746)

(a)	From commencement of operations on October 25, 2016 through December 31, 2016.

See accompanying notes to financial statements.

15  |

Statement of Changes in Net Assets

Period Ended December 31, 2016(a)
FROM OPERATIONS:
Net investment income	$36,979
Net realized loss on investments and foreign currency transactions	(102,688)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(397,037)

Net decrease in net assets resulting from operations	(462,746)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(40,950)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)	13,867,536

Net increase in net assets	13,363,840
NET ASSETS
Beginning of the period (Note 1)	100,000

End of the period	$13,463,840

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(3,314)

(a)	From commencement of operations on October 25, 2016 through December 31, 2016.

See accompanying notes to financial statements.

|  16

Financial Highlights

For a share outstanding throughout each period.

Period Ended December 31, 2016*
Net asset value, beginning of the period	$39.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11
Net realized and unrealized gain (loss)	(1.43)

Total from Investment Operations	1.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)

Net asset value, end of the period	$38.47

Total return(b)	(3.31)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$13,464
Net expenses(c)(d)	0.55%
Gross expenses(c)	2.61%
Net investment income(c)	1.49%
Portfolio turnover rate(e)	20%

*	From commencement of operations on October 25, 2016 through December 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

17  |

Notes to Financial Statements

December 31, 2016

1. Organization.  Natixis Seeyond International Minimum Volatility ETF (the “Fund”) is the sole series of Natixis ETF Trust (the “Trust”), which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of beneficial interest of the Fund. Shares of the Fund are listed for trading on the NYSE Arca, Inc. and traded on other exchanges.

The Fund is a diversified investment company.

In consideration of the formation of the Trust, Natixis Global Asset Management, L.P. (“Natixis US”) contributed $100,000 to the Fund on October 17, 2016, in exchange for 2,500 shares of the Fund. Natixis US redeemed these shares on October 28, 2016 at the current value of $99,303.

The Fund commenced operations on October 25, 2016 via contribution to the Fund by an Authorized Participant of $13,966,839, comprised of an in-kind contribution of securities of $13,933,297, and a cash contribution of $33,542 in exchange for 350,000 shares of the Fund. Natixis US subsequently purchased 251,174 shares of the Fund on the secondary market.

The Fund issues and redeems shares of the Fund on a continuous basis through ALPS Distributors, Inc. (“ALPS”). The Fund may pay ALPS, an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Currently, no Rule 12b-1 fees are charged. Future payments may be made under the Plan without further shareholder approval.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”).

2. Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a. Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees.

|  18

Notes to Financial Statements (continued)

December 31, 2016

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser and subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b. Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and

19  |

Notes to Financial Statements (continued)

December 31, 2016

decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c. Organizational and Offering Costs.  Prior to the initial capital contribution, $357,000 in organizational and offering costs were borne by NGAM Advisors and affiliates and are not subject to future recoupment. As a result, organizational and offering costs are not reflected in the Statement of Assets and Liabilities.

d. Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e. Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has

|  20

Notes to Financial Statements (continued)

December 31, 2016

performed an analysis of the Fund’s tax positions for the open tax period as of December 31, 2016 and has concluded that no provisions for income tax are required. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

f. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses and distributions in excess of income and/or capital gains. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

21  |

Notes to Financial Statements (continued)

December 31, 2016

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the period December 31, 2016 was as follows:

2016 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$40,950	$—	$40,950

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Capital loss carryforward:
Short-term:
No expiration date	$(95,614)

Late-year ordinary loss deferrals*	(1,617)

Unrealized depreciation	(402,494)

Total accumulated losses	$(499,725)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. The Fund deferred foreign currency losses.

g. Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h. New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosures of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Fund’s financial statements.

3. Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in

|  22

Notes to Financial Statements (continued)

December 31, 2016

determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,423,662	$—	$—	$13,423,662

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2016, there were no transfers among Levels 1, 2 and 3.

4. Purchases and Sales of Securities.  For the period ended December 31, 2016, purchases and sales of securities (excluding in-kind transactions and short-term investments) were $2,691,458 and $2,703,157 respectively.

For the period ended December 31, 2016, the Fund had in-kind purchases of $13,933,297.

5. Management Fees and Other Transactions with Affiliates.

a. Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) serves as investment adviser to the Fund. NGAM Advisors is a wholly-owned subsidiary of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.50%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

23  |

Notes to Financial Statements (continued)

December 31, 2016

NGAM Advisors has entered into a subadvisory agreement with Natixis Asset Management U.S., LLC (“Natixis AM US”). Natixis AM US is a subsidiary of Natixis Asset Management, which is in turn a subsidiary of Natixis Global Asset Management. Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rates of 0.30%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Payments to NGAM Advisors are reduced by the amount of payments to the subadviser, as calculated based on above.

NGAM Advisors has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2018, and may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the period ended December 31, 2016, the expense limit as a percentage of average daily net assets under the expense limitation agreement is 0.55%.

NGAM Advisors shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) in later periods to the extent the annual operating expenses of the Fund falls below the Fund’s expense limits, provided, however, the Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the period ended December 31, 2016, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Waiver of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$12,374	$12,374	$—	0.50%	—%

[1]	Management fee waiver is subject to possible recovery until December 31, 2017.

For the period ended December 31, 2016, expenses have been reimbursed in the amount of $38,595. This expense reimbursement is subject to possible recovery until December 31, 2017.

|  24

Notes to Financial Statements (continued)

December 31, 2016

No expenses were recovered during the period ended December 31, 2016 under the terms of the expense limitation agreement.

b. Administrative Fees.  NGAM Advisors provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among the Trust, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the period ended December 31, 2016, the administrative fees for the Fund were $1,107.

c. Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in

25  |

Notes to Financial Statements (continued)

December 31, 2016

certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

d. Affiliated Ownership.  As of December 31, 2016, Natixis US and affiliates held shares of the Fund representing 71.85% of the Fund’s net assets. Investment activities of affiliated shareholders could have material impacts on the Fund.

6. Risk.  The Fund has exposure to certain types of risk as summarized below.

a. Authorized Participant Concentration Risk.  Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

b. Foreign Securities Risk.  Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Foreign securities held by the Fund may trade on foreign exchanges that are closed when the securities exchange on which the Fund shares trade is open, which may result in deviations between the current price of a foreign security and the last quoted price for that security (i.e., the Fund’s quote from the closed foreign market). This could result in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

c. Premium/Discount Risk.  Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or

|  26

Notes to Financial Statements (continued)

December 31, 2016

in a reduced liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

d. Secondary Market Trading Risk.  Investors buying or selling shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by broker-dealers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

e. Trading Issues Risk.  Trading in shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

7. Capital Shares.  Shares of the Fund may be acquired or redeemed directly from the Fund by Authorized Participants only in aggregations of 50,000 shares (“Creation Units”) or multiples thereof. Each Authorized Participant enters into an Authorized Participant agreement with the Fund’s Distributor.

A creation transaction order, which is subject to acceptance by ALPS, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable directly with the Fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.

The Fund imposes a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

27  |

Notes to Financial Statements (continued)

December 31, 2016

Transactions in capital shares were as follows:

	Period Ended December 31, 2016(a)
	Shares	Amount
Issued from the sale of shares	350,000	$13,966,839
Redeemed	(2,500)	(99,303)

Net change	347,500	$13,867,536

Increase (decrease) from capital share transactions	347,500	$13,867,536

(a)	From commencement of operations on October 25, 2016 through December 31, 2016.

|  28

Report of Independent Registered Public Accounting Firm

To the Trustees of Natixis ETF Trust and Shareholders of Natixis Seeyond International Minimum Volatility ETF:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Natixis Seeyond International Minimum Volatility ETF, a series of Natixis ETF Trust (the “Fund”) as of December 31, 2016, and the results of its operations, the changes in net assets and the financial highlights for the period from October 25, 2016 (commencement of operations) to December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2017

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2016 U.S. Tax Distribution Information to Shareholders (Unaudited)

Qualified Dividend Income.  For the fiscal year ended December 31, 2016, 100% of the ordinary income dividends paid by the Natixis Seeyond International Minimum Volatility ETF are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.

Premium/Discount Analysis (Unaudited)

Fund shares are bought and sold on the secondary market at current market prices. Premium/discount represents the difference between the market price (midpoint between the highest bid and lowest offer on the primary listing exchange) and net asset value (“NAV”) of Fund shares determined as of the close of the NYSE. Premium/discount will fluctuate regularly based on the supply of, and demand for, shares of the Fund. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell shares.

The frequency distribution of discounts and premiums, as stated in days, for the period from the beginning of secondary market trading on October 27, 2016 through December 31, 2016 is as follows:

Market Price Above NAV (Premium)			Market Price Below NAV (Discount)
0.00 – <0.50%	0.50 – <1.00%	1.00 – <1.50%	0.00 – <0.50%	0.50 – <1.00%	1.00 – <1.50%
36	1	1	7	—	—

Data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results.

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Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Natixis ETF Trust (the “Trust”). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Fund’s Statement of Additional Information includes additional information about the trustees of the Trust and are available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Kenneth A. Drucker (1945)	Chairperson of the Board of Trustees since January 2017 Trustee since 2016 Ex Officio member of the Audit Committee, the Contract Review Committee and the Governance Committee	Retired	53 None	Significant experience on the Board and on the boards of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

Edmond J. English (1953)	Trustee since 2016 Audit Committee Member	Chief Executive Officer of Bob’s Discount Furniture (retail)	53 Director, Burlington Stores, Inc. (retail)	Experience on the Board and significant experience on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Richard A. Goglia (1951)	Trustee since 2016 Audit Committee Member	Retired; formerly Vice President and Treasurer of Raytheon Company (defense)	53 None	Experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2016 Contract Review Committee Member and Governance Committee Member	Director of Abt Associates Inc. (research and consulting)	53 Director, Eastern Bank (bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Martin T. Meehan (1956)	Trustee since 2016 Contract Review Committee Member	President, University of Massachusetts; formerly, Chancellor and faculty member, University of Massachusetts Lowell	53 None	Experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

Sandra O. Moose (1942)	Trustee since 2016 Audit Committee Member and Governance Committee Member	President, Strategic Advisory Services (management consulting)	53 Formerly, Director, AES Corporation (international power company); formerly, Director, Verizon Communications (telecommunications company)	Significant experience on the Board and on the boards of other business organizations (including at a telecommunications company, an international power company and a specialty chemicals corporation); executive experience (including at a management consulting company)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

James P. Palermo (1955)	Trustee since 2016 Contract Review Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); Partner, STEP Partners, LLC (private equity); formerly, Chief Executive Officer of Global Client Management of The Bank of New York Mellon Corporation	53 None	Experience on the Board; financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

Erik R. Sirri (1958)	Trustee since 2016 Chairperson of the Audit Committee	Professor of Finance at Babson College	53 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2016 Chairperson of the Contract Review Committee and Governance Committee Member	Retired	53 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Cynthia L. Walker (1956)	Trustee since 2016 Chairperson of the Governance Committee and Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	53 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

INTERESTED TRUSTEES

Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2016	President, Chief Executive Officer and Director; formerly, Chief Financial Officer, Loomis, Sayles & Company, L.P.	53 None	Experience on the Board; continuing service as President, Chief Executive Officer and Director of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2015 President and Chief Executive Officer since 2011	President and Chief Executive Officer, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.	53 None	Significant experience on the Board; continuing experience as President and Chief Executive Officer of NGAM Advisors, L.P.

[1]	Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”) and Natixis ETF Trust (collectively, the “Fund Complex”).

[3]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer of Loomis, Sayles & Company, L.P.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer of NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust(s)	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Russell L. Kane (1969)	Secretary, Clerk and Chief Legal Officer	Since 2016	Executive Vice President, General Counsel, Secretary and Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.; formerly, Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since 2011	Senior Vice President, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Rosa Licea-Mailloux (1976)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since 2016	Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.; formerly, Associate General Counsel, NGAM Distribution, L.P.

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with NGAM Distribution, L.P., NGAM Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a trustee’s or officer’s current position with such entity.

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Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Edmond J. English, Richard A. Goglia, Ms. Sandra O. Moose, Mr. Erik R. Sirri and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided as reported as a part of (a) through (c) of this Item.

	Audit fees	Tax fees[1]	All other fees
	10/25/16- 12/31/16	10/25/16- 12/31/16	10/25/16- 12/31/16
Natixis ETF Trust	$35,096	$13,034	$—

1.	Tax fees consist of:

2016 – review of Registrant’s tax returns and ETF tax consulting services

Aggregate fees billed to the Registrant for non-audit services during 2016 were $13,034

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to NGAM Advisors, L.P.(“NGAM, Advisors”) and entities controlling, controlled by or under common control with NGAM Advisors. (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees	Tax fees	All other fees
	10/25/16- 12/31/16	10/25/16- 12/31/16	10/25/16- 12/31/16
Control Affiliates	$—	$—	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to NAM US, and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

Aggregate Non-Audit Fees
10/25/16- 12/31/16
Control Affiliates	$82,978

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

Item 5. Audit Committee of Listed Registrants.

This registrant has a separately designated standing audit committee comprised of independent Trustees. Mr. Edmond J. English, Richard A. Goglia, Ms. Sandra O. Moose, Mr. Erik R. Sirri and Ms. Cynthia L. Walker are members of the audit committee.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-2(a)], filed herewith as Exhibits (a)(2)(1)and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 22, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 22, 2017